Other Non-current Assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
Deposits	€ 215	€ 273
R&D Tax credit receivable	1,472	1,161
Total	€ 1,687	€ 1,434